SEGMENTED REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2024 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,269	6,175	40	8,484
Purchased power	—	4,143	—	4,143
Operation, maintenance and administration	475	721	112	1,308
Depreciation, amortization and asset removal costs	554	502	10	1,066
Income (loss) before financing charges and income tax expense	1,240	809	(82)	1,967

Capital investments	1,860	1,185	18	3,063

Year ended December 31, 2023 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,214	5,582	48	7,844
Purchased power	—	3,652	—	3,652
Operation, maintenance and administration	499	765	90	1,354
Depreciation, amortization and asset removal costs	526	460	10	996
Income (loss) before financing charges and income tax expense	1,189	705	(52)	1,842

Capital investments	1,493	1,015	23	2,531
Total Assets by Segment:

As at December 31 (millions of dollars)	2024	2023
Transmission	21,630	19,819
Distribution	14,040	12,696
Other	1,012	337
Total assets	36,682	32,852
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2024	2023
Transmission	157	157
Distribution	216	216
Total goodwill	373	373